Equity Offerings - Additional Information (Detail) - USD ($) $ in Thousands						1 Months Ended			12 Months Ended
	Jun. 02, 2015	Dec. 31, 2014	Jul. 24, 2014	Jul. 14, 2014	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
General partner's contribution	$ 2,400				$ 2,700				$ 400
General partner interest in Partnership, percentage	2.00%				2.00%				2.00%	2.00%	2.00%
Net proceeds from public offering and related General Partner's contribution	$ 116,600	$ 146,700								$ 116,631	$ 146,683
Period of option granted to underwriters to purchase additional units									30 days
Partnership units issued			490,000	150,000
Seller Credit [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility									$ 12,000
Dan Sabia Facility [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility									$ 7,500
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold	5,000,000				4,600,000	5,000,000	640,000	4,600,000		5,000,000	5,240,000
Issuance of additional partnership common units					690,000
Partnership units issued											640,000